Financial Instruments - Schedule of Investment in Related Party (Details) (10-K) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, All Other Investments [Abstract]
Investment in related party	$ 37	$ 37